Cost optimization program	12 Months Ended
Sep. 30, 2024
Analysis of income and expense [abstract]
Cost optimization program	Cost optimization program
During the year ended September 30, 2023, the Company initiated a cost optimization program to accelerate actions to improve operational efficiencies, including the increased use of automation and global delivery, and to rightsize its global real estate portfolio.
As at March 31, 2024, the Company completed its cost optimization program for a total cost of $100,027,000, of which $91,063,000 was expensed during the year ended September 30, 2024. These amounts included costs for terminations of employment of $69,500,000, accounted for in severance provisions (Note 13), and costs of vacating leased premises of $21,563,000, composed of impairment of right-of-use assets of $10,119,000 (Note 24), onerous supplier contract costs of $9,013,000 as well as impairment of PP&E of $2,431,000 (Note 24) related to leasehold improvements and furniture, fixtures and equipment.
During the year ended September 30, 2023, the Company recorded $8,964,000 of costs. This amount included costs for terminations of employment of $2,613,000, accounted for in severance provisions (Note 13), and costs of vacating leased premises of $6,351,000, composed of impairment of right-of-use assets of $2,232,000 (Note 24), onerous supplier contract costs of $2,181,000 as well as impairment of PP&E of $1,938,000 (Note 24) related to leasehold improvements and furniture, fixtures and equipment.